Office Properties and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013
Office properties and equipment [Abstract]
Office properties and equipment, gross	$ 48,835,000	$ 47,221,000
Less accumulated depreciation	(21,900,000)	(19,865,000)
Office properties and equipment, net	26,935,000	27,356,000		27,781,000
Rent expense totaled	2,800,000	2,600,000	1,900,000
Minimum annual commitments under all non-cancelable lease agreements [Abstract]
Within one year	1,664,000
One to two years	916,000
Two to three years	390,000
Three to four years	230,000
Four through five years	23,000
After five years	0
Total	3,223,000
Land [Member]
Office properties and equipment [Abstract]
Office properties and equipment, gross	6,836,000	6,959,000
Office buildings and improvements [Member]
Office properties and equipment [Abstract]
Office properties and equipment, gross	29,652,000	29,583,000
Furniture and equipment [Member]
Office properties and equipment [Abstract]
Office properties and equipment, gross	$ 12,347,000	$ 10,679,000